Capital and financial risk management - Credit risk management credit ratings (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital and financial risk management
Carrying value, Financial assets	£ 3,296	£ 4,258
Credit risk
Capital and financial risk management
Carrying value, Financial assets	1,411	2,380
Credit risk | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	608	554
Credit risk | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	13	15
Credit risk | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	732	1,774
Credit risk | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	7	10
Credit risk | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	51	27
Credit risk | Cash and cash equivalents
Capital and financial risk management
Carrying value, Financial assets	1,324	2,250
Credit risk | Cash and cash equivalents | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	608	554
Credit risk | Cash and cash equivalents | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets		1
Credit risk | Cash and cash equivalents | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	658	1,658
Credit risk | Cash and cash equivalents | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	7	10
Credit risk | Cash and cash equivalents | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	51	27
Credit risk | Bank balances and deposits
Capital and financial risk management
Carrying value, Financial assets	707	1,696
Credit risk | Bank balances and deposits | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets		1
Credit risk | Bank balances and deposits | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	658	1,658
Credit risk | Bank balances and deposits | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	7	10
Credit risk | Bank balances and deposits | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	42	27
Credit risk | Money market funds
Capital and financial risk management
Carrying value, Financial assets	608	554
Credit risk | Money market funds | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	608	554
Credit risk | Government securities
Capital and financial risk management
Carrying value, Financial assets	9
Credit risk | Government securities | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	9
Credit risk | Derivative financial instruments
Capital and financial risk management
Carrying value, Financial assets	87	130
Credit risk | Derivative financial instruments | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	13	14
Credit risk | Derivative financial instruments | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	£ 74	£ 116